Income Taxes (Tax Pool Amounts) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Canada [Member]
Tax Pools [Line Items]
Tax Pools / Tax Basis	$ 4,792
Operating Loss Carryforwards	505
Canada [Member] | Charitable Donations [Member]
Tax Pools [Line Items]
Other Tax Carryforward, Gross Amount	26
Canada [Member] | Capital Loss Carryforward [Member]
Tax Pools [Line Items]
Other Tax Carryforward, Gross Amount	269
United States [Member]
Tax Pools [Line Items]
Tax Pools / Tax Basis	3,642
Operating Loss Carryforwards	647
Operating Loss Carryforwards, Expiration Dates	Dec. 31, 2033
United States [Member] | Alternative Minimum Tax Credits [Member]
Tax Pools [Line Items]
Other Tax Carryforward, Gross Amount	55
United States [Member] | Charitable Donations [Member]
Tax Pools [Line Items]
Other Tax Carryforward, Expiration Dates	Dec. 31, 2018
Other Tax Carryforward, Gross Amount	6
United States [Member] | Foreign Tax Credits [Member]
Tax Pools [Line Items]
Other Tax Carryforward, Gross Amount	$ 138
Maximum [Member] | Canada [Member]
Tax Pools [Line Items]
Operating Loss Carryforwards, Expiration Dates	Dec. 31, 2033
Maximum [Member] | Canada [Member] | Charitable Donations [Member]
Tax Pools [Line Items]
Other Tax Carryforward, Expiration Dates	Dec. 31, 2018
Maximum [Member] | United States [Member] | Foreign Tax Credits [Member]
Tax Pools [Line Items]
Other Tax Carryforward, Expiration Dates	Dec. 31, 2023
Minimum [Member] | Canada [Member]
Tax Pools [Line Items]
Operating Loss Carryforwards, Expiration Dates	Dec. 31, 2015
Minimum [Member] | Canada [Member] | Charitable Donations [Member]
Tax Pools [Line Items]
Other Tax Carryforward, Expiration Dates	Dec. 31, 2015
Minimum [Member] | United States [Member] | Foreign Tax Credits [Member]
Tax Pools [Line Items]
Other Tax Carryforward, Expiration Dates	Dec. 31, 2021